Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
CONTINUING OPERATIONS
Revenue	€ 240,498	€ 291,864	[1]	€ 386,976	[1]
Cost of sales	(100,620)	(119,368)	[1]	(146,576)	[1]
Gross profit	139,878	172,496	[1]	240,400	[1]
Marketing and selling expenses	(170,591)	(206,942)	[1]	(224,850)	[1]
General and administrative expenses	(107,311)	(109,007)	[1]	(129,182)	[1]
Impairment of goodwill and brand	(66,730)	(31,208)	[1]
Other operating income and expenses	(10,631)	7,896	[1]	(4,549)	[1]
Loss from operations before non-underlying items	(215,385)	(166,765)	[1]	(118,181)	[1]
Non-underlying items	(16,263)	10,243	[1]	(3,781)	[1]
Loss from operations	(231,648)	(156,522)	[1]	(121,962)	[1]
Finance cost - net	(35,490)	(29,398)	[1]	(20,014)	[1]
Loss before income tax	(267,138)	(185,920)	[1]	(141,976)	[1]
Income tax benefits / (expenses)	15,775	(3,086)	[1]	(3,323)	[1]
Loss from continuing operations	(251,363)	(189,006)	[1]	(145,299)	[1]
DISCONTINUED OPERATIONS
Loss from discontinued operations	(11,982)	(289)	[1]	(954)	[1]
Loss from continuing operations	(263,345)	(189,295)	[1]	(146,253)	[1]
Attributable to:
- Owners of the Company	(238,494)	(165,255)	[1]	(129,313)	[1]
- Continuing operations	(226,512)	(164,966)	[1]	(128,359)	[1]
- Discontinued operations	(11,982)	(289)	[1]	(954)	[1]
- Non-controlling interests	€ (24,851)	€ (24,040)	[1]	€ (16,940)	[1]
Loss per share in Euro
Basic (in Euro per share)	€ (2.04)	€ (1.41)	[1]	€ (0.98)	[1]
- From continuing operations (in Euro per share)	(1.93)	(1.41)	[1]	(0.98)	[1]
- From discontinued operations (in Euro per share)	(0.11)
Diluted (in Euro per share)	(2.04)	(1.41)		(0.98)
- From continuing operations (in Euro per share)	(1.93)	€ (1.41)		€ (0.98)
- From discontinued operations (in Euro per share)	€ (0.11)

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).